UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.
Institutional Investment Manager Filing this Report.

Name:             Pichin Corp. (as sponsor of the TWA Retirement Plans)
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

File 13F File Number:  28-3758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gail Golden
Title:   Vice President and Secretary
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden               New York, New York              5/11/99
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
                                                         1

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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



                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    73

Form 13F Information Table Value Total:              $288,912
                                                    (thousands)


List of Other Included Managers:  None













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

                           FORM 13F INFORMATION TABLE
                       AS OF MARCH 31, 1999 (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  Pichin Corp. (as Sponsor of the TWA Retirement Plan)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None



AFLAC Inc.      Com        001055102  10,003     183,750    X                                      183,750

AT&T Corp.      Com        001957109  15,963     200,000    X                                      200,000

American        Com        025816109  11,775     100,000    X                                      100,000
Express Co.

Ascent          Com        043628106   1,337     122,200    X                                      122,200
Entmt Group
Inc.

BCE Inc.        Com        05534B109   8,863     200,000    X                                      200,000

BHC             Cl A       055448104     274       2,230    X                                        2,230
Communications
Inc.

BP Amoco        Sponsored  055622104   1,804      17,865    X                                       17,865
P L C           ADR

Baker Hughes    Com        057224107   2,431     100,000    X                                      100,000
Inc.

Bank One        Com        06423A103   6,391     116,068    X                                      116,068
Corp.

Bankamerica     Com        06605F102     912      12,918    X                                       12,918
Corp. New

CBS Corp.       Com        12490K107     408      10,000    X                                       10,000

Canadian PAC
Ltd. New        Com        135923100   3,913     200,000    X                                      200,000

Cendant Corp.   Com        151313103     311      19,552    X                                       19,552

Chevron         Com        166751107     462       5,200    X                                        5,200
Corporation

City Investing  Unit Ben   177900107      71      55,700    X                                       55,700
Co. Liq. Tr.    Int

Coca Cola
Enterprises
Inc.            Com        191219104   9,075     300,000    X                                      300,000

Comsat Corp.    Com Ser I  20564D107   7,234     250,000    X                                      250,000

Corning Inc.    Com        219350105  12,000     200,000    X                                      200,000

Covance Inc.    Com        222816100   1,253      50,000    X                                       50,000

DuPont E.I.
De Nemours
& Co.           Com        263534109  17,419     300,000    X                                      300,000

El Paso Energy
Corp. Del.      Com        283905107     760      23,250    X                                       23,250

Emerging Mkts
Telecommuni-
cations         Com        290887108     233      25,000    X                                       25,000







Emerging Mkts
  Infras-
  tructure      Com        290921105     163      20,000    X                                       20,000

FDX Corp.       Com        31304N107   1,012      10,880    X                                       10,880

General Mtrs.
  Corp.         Com        370442105  17,400     200,000    X                                      200,000

Golden West
  Finl Corp.
  Del.          Com        381317106   2,865      30,000    X                                       30,000

                COLUMN TOTAL         134,332







Hewlett Packard
  Co.           Com        428236103   1,031      15,200    X                                       15,200

Home Depot
  Inc.          Com        437076102     964      15,482    X                                       15,482

Imperial Oil
  Ltd.          Com New    453038408     396      20,718    X                                       20,718

International
  Business
  Machines      Com        459200101  35,450     200,000    X                                      200,000

Isco Inc.       Com        464268101     278      55,545    X                                       55,545

IT Group Inc.   Com        465266104     705      54,780    X                                       54,780

Kaneb Services
  Inc.          Com        484170105     420     103,300    X                                      103,300

Kerr McGee
  Corp.         Com        492386107   2,435      74,200    X                                       74,200

Keycorp New     Com        493267108     679      22,400    X                                       22,400

Koninklijke     Sponsored  500472105  16,488     200,000    X                                      200,000
  Philips       ADR
  Electrs NV

Lehman Bros
  Hldgs Inc.    Com        524908100   1,793      30,000    X                                       30,000

Lockheed
Martin Corp.    Com        539830109   6,193     164,056    X                                      164,056

Lucent Tech-
nologies Inc.   Com        549463107  14,000     129,632    X                                      129,632

Magna Intl
  Inc.          Cl A       559222401   5,803     100,000    X                                      100,000

Martin
  Marietta
  Matls Inc.    Com        573284106   4,840      84,827    X                                       84,827

Merck & Co.
  Inc.          Com        589331107   1,442      18,000    X                                       18,000

Mitchell
  Energy &
  Dev Corp.     CL A       606592202     600      48,250    X                                       48,250

Mitchell
  Energy &
  Dev Corp.     CL B       606592301     603      48,250    X                                       48,250

Morgan J P &
  Co., Inc.     Com        616880100     222       1,800    X                                        1,800

Morgan Stanley
  India
  Invt Fd       Com        61745C105      93      10,151    X                                       10,151

Motorola Inc.   Com        620076109   1,099      15,000    X                                       15,000

NCR Corp. New   Com        62886E108     625      12,500    X                                       12,500

NL Inds Inc.    Com New    629156407     630      70,000    X                                       70,000

National
  Computer Sys
  Inc.          Com        635519101   2,940     120,000    X                                      120,000

Newport News
  Shipbuilding
  Inc.          Com        652228107     792      25,000    X                                       25,000

Occidental Pete
  Corp. Del     Com        674599105   1,440      80,000    X                                       80,000

Omnicom Group
  Inc.          Com        681919106   4,796      60,000    X                                       60,000

Pall Corp.      Com        696429307     850      51,300    X                                       51,300






Parker
  Drilling Co.  Com        701081101     445     125,000    X                                      125,000

Pioneer
  Hi Bred
  Intl Inc.     Com        723686101     406      10,800    X                                       10,800

Quest
  Diagnostics
  Inc.          Com        74834L100     556      25,000    X                                       25,000

Raytheon Co.    CL A       755111309     737      12,754    X                                       12,754

Repsol A A      Sponsored  76026T205     410       8,000    X                                        8,000
                ADR

San Juan        Unit       798241105     514      76,100    X                                       76,100
  Basin Rty Tr  BenInt

Savoir
  Technology
  Group Inc.    Com        80533W107     776      90,000    X                                       90,000

Sbarro Inc.     Com        805844107     399      15,000    X                                       15,000

                COLUMN TOTAL         111,850






Sentry
  Technology
  Corp.         Com        81731K101      10      30,776    X                                       30,776

Shell Trans &   New Yrk    822703609     731      18,000    X                                       18,000
  Trading PLC   Sh New

Telefonos de    SP ADR
  Mexico SA     Rep ORD    879403780   3,366      51,000    X                                       51,000

Tenneco
  Inc. New      Com        88037E101   3,492     125,000    X                                      125,000

US Bancorp
  Del           Com        902973106   8,131     238,701    X                                      238,701

Ultramar
  Diamond
  Shamrock
  Corp.         Com        904000106   2,647     122,400    X                                      122,400

Unionbancal
  Corp.         Com        908906100     843      24,750    X                                       24,750

Unisys Corp.    Com        909214108  19,752     713,382    X                                      713,382

United
  Television
  Inc.          Com        913066106   2,506      24,100    X                                       24,100

Weatherford
  Intl Inc.     Com        947074100     675      25,840    X                                       25,840

Winebago
  Inds Inc.     Com        974637100     577      41,200    X                                       41,200

                TOTAL                288,912

